Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Jun. 23, 2025
Effective Income Tax Rate Reconciliation [Line Items]
Income tax benefit	$ 9,414	$ (4,595)	$ 9,066	$ (4,595)	$ (2,640)	$ (1,587)
U.S. federal statutory rate	21.00%	21.00%
Net deferred tax liabilities	$ 0		0		21,329	0
Acquired deferred tax liabilities							$ 24,800
Prepaid income taxes	900		900		400	100
Deferred tax asset	27,300		27,300		6,924	$ 1,853
Deferred tax assets valuation allowance	20,100		20,100
Valuation allowance adjustment to additional paid in capital	2,200		2,200
Valuation allowance to current period tax expense	17,900		17,900
Federal [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Net operating loss carryforwards	11,900		11,900		11,900
State [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Net operating loss carryforwards	$ 6,300		$ 6,300		$ 6,300